Contractual Liabilities - Schedule of Contractual Liabilities (Details) - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Platform Operator, Crypto Asset [Abstract]
Short-term Contractual liabilities	$ 10,863,620
Long-term contractual liabilities	244,524,393	$ 193,033,065
Total Contractual liabilities	$ 255,388,013